Inventories, Net (Details) - Schedule of inventories, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories, net [Abstract]
Raw materials and supplies	$ 38,024	$ 30,198
Products in process	6,240	5,960
Finished products and merchandise	31,791	27,886
Inventory in transit	9,645	5,374
Subtotal	85,700	69,418
Less: Provision	(6,270)	(5,134)
Total	$ 79,430	$ 64,284